Borrowings/payable and Loans/receivable	12 Months Ended
Dec. 31, 2025
Borrowingspayable And Loansreceivable
Borrowings/payable and Loans/receivable

28. Borrowings/payable and Loans/receivable

Borrowings as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current Liabilities
Short-term borrowings	₩	11,171,899	3,764,000
Current portion of long-term borrowings, net		2,200,000	2,108,956
Current lease liabilities (*)		1,702,300	1,786,577
Total	₩	15,074,199	7,659,533
Non-Current liabilities
Long-term borrowings, excluding current portion, net		2,611,563	-
Non-current lease liabilities (*)		6,268,969	9,302,661
Total	₩	8,880,532	9,302,661

(*)	The interest rate related to lease liabilities reflects the incremental borrowing rate based on the Company’s credit. The amount of interest expense related to lease liabilities incurred during the year ended December 31, 2025 is Korean Won 543,208 thousand (December 31, 2024: Korean Won 851,543 thousand, December 31, 2023: Korean Won 1,047,738 thousand). Additionally, the amount of short-term lease payments and low-value assets lease payments not included in the measurement of lease liabilities during the twelve-month period ended December 31, 2025 are Korean Won 2,349,723 thousand (December 31, 2024: Korean Won 33,846 thousand, December 31, 2023: Korean Won 23,157 thousand).

A.	Terms and repayment schedule of Borrowings

The terms and conditions of outstanding borrowings as of December 31, 2025 and 2024 are as follows:

			December 31, 2025		December 31, 2024
	Nominal interest rate	Maturity	Face value	Carrying amount	Face value	Carrying amount
			(In thousands of Korean won)
Secured borrowings	KORIBOR +1.75%	20-Dec-25	-	-	500,000	500,000
Secured borrowings	KORIBOR + 2.39%	16-Sep-25	-	-	100,000	18,720
Secured borrowings (*1)	6.78%	27-Feb-26	1,000,000	1,000,000	1,000,000	1,000,000
Secured borrowings (*2)	4.69%	26-Jun-26	1,000,000	1,000,000	1,000,000	1,000,000
Secured borrowings (*3)	4.98%	02-Dec-26	400,000	400,000	400,000	400,000
Unsecured borrowings	4.60%	04-Dec-28	2,000,000	1,533,699	-	-
Unsecured borrowings	4.60%	11-Dec-28	1,000,000	762,216	-	-
Unsecured borrowings	4.60%	29-Dec-28	280,000	212,692	-	-
Unsecured borrowings	4.60%	31-Dec-26	700,000	700,000	700,000	700,000
Unsecured borrowings	4.60%	31-Dec-26	2,200,000	2,200,000	2,200,000	2,090,236
Unsecured borrowings	4.60%	31-Dec-26	164,000	164,000	164,000	164,000
Secured bank loans (*4)	CD + 3.00%	08-May-26	490,000	490,000	-	-
Secured bank loans (*5)	CD + 12.33%	23-Mar-26	800,000	785,000	-	-
Secured borrowings (*6)	5.84%	17-Jul-26	300,000	277,687	-	-
Secured borrowings (*7)	COFIX (6 month)	24-Sep-26	3,000,000	3,000,000	-	-
Unsecured borrowings	4.60%	31-Dec-26	248,500	247,500	-	-
Unsecured borrowings	4.60%	25-Dec-27	220,000	212,955	-	-
Unsecured borrowings	4.60%	31-Mar-26	26,680	26,680	-	-
Unsecured borrowings	4.60%	27-Dec-25	1,000,000	500,000	-	-
Unsecured borrowings	0.00%	13-May-26	3,730,740	318,683	-	-
Unsecured borrowings	0.00%	30-Jan-27	2,869,800	2,152,350	-	-
Total			21,429,720	15,983,462	6,064,000	5,872,956

(*1)	As of December 31, 2025, the Company is provided a guarantee of Korean Won 1,200,000 thousand (2024: Korean Won 1,200,000 thousand) from CEO of Play F&B.
(*2)	As of December 31, 2025, the Company is provided a guarantee of Korean Won 900,000 thousand (2024: Korean Won 900,000 thousand) by Korea Credit Guarantee Fund.
(*3)	As of December 31, 2025, the Company is provided a building as collateral of Korean Won 480,000 thousand (2024: Korean Won 480,000 thousand) by CEO of Play F&B.
(*4)	The Company has received a payment guarantee of Korean Won 441,000 thousand from Korea Credit Guarantee Fund as of December 31, 2025.
(*5)	The Company is provided a joint guarantee of Korean Won 960,000 thousand by CEO of The Lamp as of December 31, 2025.
(*6)	As of December 31, 2025, the Company is provided a joint and several guarantee of Korean Won 330,000 thousand by CEO of Solaire.
(*7)	As of December 31, 2025, Solaire is provided a joint and several guarantee of Korean Won 3,600,000 thousand by CEO of Solaire. Also, land and buildings owned by unrelated third parties, with a pledged amount of Korean Won 3,000,000 thousand, are provided as collateral for the secured borrowings.

B.	Terms and collection schedule of Loans

The terms and conditions of outstanding loans as of December 31, 2025 and 2024 are as follows:

			December 31, 2025		December 31, 2024
	Nominal interest rate	Maturity	Face value	Carrying amount	Face value	Carrying amount
			(In thousands of Korean won)
Cho Mi Kyung (*1)	2.00%	31-Aug-25	400,000	-	400,000	-
Bonanza Pictures (*2)	4.60%	31-Mar-21	30,000	-	30,000	-
Jung Kyung Han	3.00%	14-Sep-23	30,000	30,000	30,000	30,000
YY entertainment	4.60%	30-Apr-26	150,000	150,000	150,000	-
Second plan (*4)	4.60%	31-Dec-26	471,400	471,400	394,400	394,400
Rainier (*3)(*4)	4.60%	31-Dec-26	150,000	-	150,000	-
Beacon Holdings, Inc. (*4)	4.60%	31-Dec-26	535,000	535,000	225,000	225,000
Studio Cuat (*4)	4.60%	31-Dec-26	43,000	43,000	43,000	43,000
Third plan	4.60%	31-Dec-26	8,000	8,000	-	-
One to six	4.60%	30-Nov-26	1,180,000	1,180,000	-	-
Park, Un Kyoung	0.00%	16-Jan-26	10,000	10,000	-	-
Falling Starlight	0.00%	-	136,054	136,023	-	-
Yun, In Beom, Kim, Su Jin	4.60%	18-Sep-26	600,000	600,000	-	-
Yun, In Beom, Kim, Su Jin	4.60%	25-Nov-26	400,000	400,000	-	-
Cheongpung Contents Studio Co., Ltd.	0.00%	22-Jul-27	5,000	5,000	-	-
Lim Wan Cheol	0.00%	30-Oct-27	50,000	50,000	-	-
K Enter Holdings Inc., Korea Branch	4.60%	23-Dec-25	-	-	95,000	95,000
Total			4,198,454	3,618,423	1,517,400	787,400

(*1)	The Company recognized a full provision for the balance of loan and accrued interest income as of January 1, 2021. Accrued interest income as of December 31, 2025 and December 31, 2024 are Korean Won 26,685 thousand and Korean Won 26,685 thousand, respectively.
(*2)	The Company recognized a full provision for the balance of loan and accrued interest income as of December 31, 2024. Accrued interest income as of December 31, 2025 and December 31, 2024 are Korean Won 8,676 thousand and Korean Won 7,296 thousand, respectively.
(*3)	The Company recognized a full provision for the balance of loan and accrued interest income as of December 31, 2024. Accrued interest income as of December 31, 2025 and December 31, 2024 are Korean Won 3,789 thousand and Korean Won 3,789 thousand, respectively.
(*4)	The contract is automatically extended by one year if the loan is not collected until maturity date.